UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8291

                             ISI STRATEGY FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

              Date of reporting period: May 1, 2005 - July 31, 2005

Item 1.  Schedule of Investments.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                                   JULY 31, 2005
                                                                                                                    MARKET
SECURITY                                                                                        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 72.42%
BASIC MATERIALS - 1.50%
Bowater, Inc.                                                                                      100              $ 3,381
Caraustar Industries, Inc. +                                                                     2,400               28,728
Crown Holdings, Inc. +                                                                           4,600               72,634
FMC Corp. +                                                                                      2,100              127,008
Hercules, Inc. +                                                                                10,807              151,298
Massey Energy Co.                                                                                3,569              154,359
Nucor Corp.                                                                                      5,200              288,340
Owens-Illinois, Inc. +                                                                             100                2,565
Smurfit-Stone Container Corp. +                                                                  1,900               23,047
Temple-Inland, Inc.                                                                                200                7,958
Weyerhaeuser Co.                                                                                   350               24,143
                                                                                                       ---------------------

                                                                                                                    883,461
                                                                                                       ---------------------

BIOTECHNOLOGY - 1.14%
American Pharmaceutical Partners, Inc. +                                                           238               10,803
Caremark Rx, Inc. +                                                                              6,431              286,694
Genzyme Corp. +                                                                                  5,000              372,050
                                                                                                       ---------------------

                                                                                                                    669,547
                                                                                                       ---------------------

BUSINESS SERVICES - 3.51%
Alderwoods Group, Inc. +                                                                         4,004               64,064
Allied Waste Industries, Inc. +                                                                  5,600               48,048
CCC Information Services Group +                                                                   548               13,541
Cendant Corp.                                                                                    5,190              110,858
CheckFree Corp. +                                                                                5,000              169,300
Computer Sciences Corp. +                                                                        5,000              228,900
First Data Corp.                                                                                 5,000              205,700
IMS Health, Inc.                                                                                 5,000              136,150
Interpublic Group of Cos., Inc. +                                                                1,900               23,750
Laidlaw International, Inc.                                                                      5,000              128,500
Landauer, Inc.                                                                                     700               34,860
Regis Corp.                                                                                      4,211              175,851
Rent-A-Center, Inc. +                                                                            6,000              126,540
ServiceMaster Co.                                                                                1,100               15,114
United Rentals, Inc. +                                                                          10,023              186,428
VCA Antech, Inc. +                                                                               5,400              128,196
Waste Management, Inc.                                                                           9,426              265,059
Weight Watchers International, Inc. +                                                              160                9,091
                                                                                                       ---------------------

                                                                                                                  2,069,950
                                                                                                       ---------------------



CAPITAL GOODS - 3.76%
AGCO Corp. +                                                                                     3,100             $ 64,139
American Standard Cos., Inc.                                                                       900               39,852
Boeing Co.                                                                                         730               48,187
Caterpillar, Inc.                                                                                1,020               54,988
Clarcor, Inc.                                                                                      200                6,240
Cree, Inc. +                                                                                     5,000              148,250
Deere & Co.                                                                                        200               14,706
Emerson Electric Co.                                                                               460               30,268
General Electric Co.                                                                            20,614              711,183
Harsco Corp.                                                                                        97                5,844
Illinois Tool Works, Inc.                                                                          690               59,099
Johnson Controls, Inc.                                                                           1,220               70,077
Kennametal, Inc.                                                                                 1,600               76,048
Manitowoc Co.                                                                                    5,000              228,250
Pitney Bowes, Inc.                                                                                 429               19,125
Raytheon Co.                                                                                       200                7,866
Solectron Corp. +                                                                                4,100               15,744
Spectrum Brands, Inc. +                                                                          4,900              151,900
Terex Corp. +                                                                                    2,700              130,734
Textron, Inc.                                                                                      200               14,834
United Stationers, Inc. +                                                                          600               31,110
URS Corp. +                                                                                      1,430               53,553
York International Corp.                                                                         5,500              235,015
                                                                                                       ---------------------

                                                                                                                  2,217,012
                                                                                                       ---------------------

CONSUMER CYCLICALS - 4.76%
Black & Decker Corp.                                                                               100                9,031
Brunswick Corp.                                                                                    271               12,618
Centex Corp.                                                                                       400               29,592
D.R. Horton, Inc.                                                                                6,666              273,839
Ford Motor Co.                                                                                  10,800              115,992
General Motors Corp.                                                                             2,545               93,707
Genesis Intermedia, Inc. +                                                                         600                    -
Genuine Parts Co.                                                                                1,450               66,396
Goodyear Tire & Rubber Co. +                                                                    23,300              405,653
Harley-Davidson, Inc.                                                                              300               15,957
Harrah's Entertainment, Inc.                                                                       200               15,748
Hovnanian Enterprises - Class A +                                                                5,000              353,400
Knight-Ridder, Inc.                                                                                169               10,573
La Quinta Corp. +                                                                                  100                  900
Lear Corp.                                                                                         300               12,831
Lee Enterprises, Inc.                                                                              100                4,281
Marriott International, Inc. - Class A                                                             300               20,541
Masco Corp.                                                                                        210                7,121
McGraw-Hill Cos., Inc.                                                                             600               27,606
Meredith Corp.                                                                                     100                4,950
Mohawk Industries, Inc. +                                                                          150               13,173
News Corp. Ltd. - Class A                                                                       10,404              170,418
Penn National Gaming, Inc.+                                                                      9,398              335,979
Scholastic Corp. +                                                                                 600               22,182
Scripps (E.W.) Co. - Class A                                                                       600               30,318
V.F. Corp.                                                                                       5,200              307,008
Washington Post Co. - Class B                                                                       36               31,997
Whirlpool Corp.                                                                                  5,200              415,896
                                                                                                       ---------------------

                                                                                                                  2,807,707
                                                                                                       ---------------------



CONSUMER STAPLES - 9.42%
Altria Group, Inc.                                                                               2,171            $ 145,370
AmerisourceBergen Corp.                                                                          5,000              358,950
Anheuser-Busch Cos., Inc.                                                                        3,202              142,009
Aramark Corp. - Class B                                                                          5,637              156,934
Brinker International, Inc. +                                                                    5,000              204,500
Bunge Ltd.                                                                                       4,276              262,504
Cardinal Health, Inc.                                                                            9,215              549,030
Clear Channel Communications, Inc.                                                                  85                2,774
Coca-Cola Co.                                                                                    5,612              245,581
ConAgra Foods, Inc.                                                                                469               10,651
Dean Foods Co. +                                                                                 5,000              178,500
Discovery Holding Co. - Class A +                                                                  758               10,817
Eastman Kodak Co.                                                                                5,570              148,942
EchoStar Communications Corp. - Class A                                                          5,000              143,600
Entercom Communications Corp. +                                                                    260                8,247
Fortune Brands, Inc.                                                                                38                3,593
Hospira, Inc. +                                                                                    933               35,687
IAC/InterActiveCorp. +                                                                           5,086              135,796
Kimberly-Clark Corp.                                                                               514               32,773
Liberty Global, Inc. - Class A+                                                                  6,533              309,926
Liberty Media Corp. - Class A +                                                                  7,580               66,628
McDonald's Corp.                                                                                10,000              311,700
McKesson Corp.                                                                                   4,700              211,500
Mediacom Communications Corp. - Class A +                                                        3,287               22,976
PepsiCo, Inc.                                                                                    2,711              147,831
Procter & Gamble Co.                                                                             7,644              425,236
Regal Entertainment Group - Class A                                                              5,000               96,550
Reynolds American, Inc.                                                                          5,000              416,550
Sara Lee Corp.                                                                                     300                5,979
Sirius Satellite Radio, Inc. +                                                                  13,200               90,024
SpectraSite, Inc. +                                                                              2,048              167,322
SUPERVALU, Inc.                                                                                  5,000              177,000
Time Warner, Inc.                                                                               11,036              187,833
TreeHouse Foods, Inc. +                                                                          1,000               30,580
Univision Communications, Inc. - Class A +                                                       1,402               39,649
Viacom, Inc. - Class B                                                                           1,866               62,492
Yum! Brands, Inc.                                                                                  180                9,423
                                                                                                       ---------------------

                                                                                                                  5,555,457
                                                                                                       ---------------------

ENERGY - 6.79%
Chevron Corp.                                                                                   11,128              645,535
ConocoPhillips                                                                                   8,650              541,404
Devon Energy Corp.                                                                               4,624              259,360
Exxon Mobil Corp.                                                                               20,263            1,190,451
Lone Star Technologies +                                                                         4,900              250,047
Marathon Oil Corp.                                                                               4,500              262,620
Sunoco, Inc.                                                                                     1,513              190,229
Valero Energy Corp.                                                                              7,925              656,031
Veritas DGC, Inc. +                                                                                300                9,240
                                                                                                       ---------------------

                                                                                                                  4,004,917
                                                                                                       ---------------------



FINANCE - 13.09%
Affiliated Managers Group +                                                                        600             $ 42,780
AMBAC Financial Group, Inc.                                                                        250               17,960
American Equity Investment Life Holding Co.                                                      2,261               25,278
American Express Co.                                                                             1,825              100,375
American Home Mortgage Investment Corp.                                                          5,000              192,050
American International Group, Inc.                                                              10,500              632,100
AmeriCredit Corp. +                                                                              5,000              133,600
Anworth Mortgage Asset Corp.                                                                    14,967              140,690
Arthur J. Gallagher & Co.                                                                        5,000              139,450
Associated Banc Corp.                                                                              181                6,165
Bank of America Corp.                                                                            3,984              173,702
Bank of New York Co., Inc.                                                                         670               20,623
BB&T Corp.                                                                                       6,391              267,272
Bear Stearns Cos., Inc.                                                                            220               22,464
Boston Properties, Inc.                                                                          5,100              388,365
Capital One Financial Corp.                                                                        150               12,375
Citigroup, Inc.                                                                                 12,702              552,537
City National Corp.                                                                                100                7,307
Colonial BancGroup, Inc.                                                                         5,000              116,350
Comerica, Inc.                                                                                     250               15,275
Commerce Bancorp, Inc.                                                                           1,740               59,038
Commerce Bancshares, Inc.                                                                          138                7,426
Compass Bancshares, Inc.                                                                         5,000              241,050
Danielson Holding Corp. +                                                                       11,523              148,647
Equity Office Properties Trust                                                                     344               12,195
Equity Residential                                                                                 200                8,080
Fannie Mae                                                                                         652               36,421
Fidelity National Financial, Inc.                                                                  520               20,488
First Horizon National Corp.                                                                       100                4,079
Franklin Resources, Inc.                                                                           300               24,246
Genworth Financial, Inc.                                                                         5,000              156,800
Golden West Financial Corp.                                                                        600               39,072
Goldman Sachs Group, Inc.                                                                        5,000              537,400
Health Care Property Investors, Inc.                                                               200                5,572
Host Marriott Corp.                                                                              5,200               96,980
Irwin Financial Corp.                                                                            3,645               80,372
iStar Financial, Inc.                                                                              100                4,279
JPMorgan Chase & Co.                                                                             2,580               90,661
Kimco Realty Corp.                                                                               3,450              226,527
Legg Mason, Inc.                                                                                   300               30,645
Lehman Brothers Holdings, Inc.                                                                   5,400              567,702
Liberty Property Trust                                                                             100                4,488
M & T Bank Corp.                                                                                   512               55,557
MBIA, Inc.                                                                                         150                9,111
MBNA, Inc.                                                                                       1,475               37,111
Mellon Financial Corp.                                                                             210                6,397
Mercantile Bankshares Corp.                                                                        100                5,564
Merrill Lynch & Co., Inc.                                                                        6,120              359,734
Moody's Corp.                                                                                    3,974              188,010
Morgan Stanley                                                                                   2,481              131,617
North Fork Bancorp., Inc.                                                                          579               15,859
Northern Trust Corp.                                                                               300               15,240
Old Republic International Corp.                                                                   150                3,939
PNC Financial Services Group, Inc.                                                                 460               25,217
ProLogis                                                                                         5,000              227,800
Public Storage, Inc.                                                                               186               12,416
Radian Group, Inc.                                                                                 200               10,316
Regions Financial Corp.                                                                            546               18,367
SEI Investments Co.                                                                              1,000               38,660
Simon Property Group, Inc.                                                                         100                7,974
SLM Corp.                                                                                        1,250               64,362

FINANCE, CONT.
South Financial Group, Inc.                                                                      5,000            $ 144,800
St. Paul Travelers Cos., Inc.                                                                      100                4,402
State Street Corp.                                                                                 300               14,922
Stewart Information Services Corp.                                                               1,469               69,131
Student Loan Corp.                                                                                 810              175,567
SunTrust Banks, Inc.                                                                               602               43,777
T. Rowe Price Group, Inc.                                                                          100                6,635
TCF Financial Corp.                                                                                200                5,494
Torchmark Corp.                                                                                    200               10,454
UCBH Holdings, Inc.                                                                             10,000              182,700
UnionBanCal Corp.                                                                                  200               14,268
UnumProvident Corp.                                                                              1,438               27,538
US Bancorp                                                                                       2,473               74,338
Valley National Bancorp                                                                            477               11,233
Wachovia Corp.                                                                                   1,867               94,059
Washington Mutual, Inc.                                                                          1,084               46,048
Westamerica Bancorp.                                                                               100                5,475
Wilmington Trust Corp.                                                                             200                7,502
WSFS Financial Corp.                                                                             2,350              134,561
Zions Bancorp.                                                                                     100                7,148
                                                                                                       ---------------------

                                                                                                                  7,722,189
                                                                                                       ---------------------

HEALTH CARE - 8.68%
Abbott Laboratories                                                                              4,335              202,141
Aetna, Inc.                                                                                      6,000              464,400
Allergan, Inc.                                                                                     210               18,768
Alpharma, Inc. - Class A                                                                         5,000               70,200
Bausch & Lomb, Inc.                                                                                100                8,465
Baxter International, Inc.                                                                         500               19,635
Beckman Coulter, Inc.                                                                              100                5,434
Becton Dickinson & Co.                                                                             200               11,074
Beverly Enterprises, Inc. +                                                                      4,000               50,760
Biomet, Inc.                                                                                       275               10,486
Bristol-Myers Squibb Co.                                                                         2,247               56,130
C.R. Bard, Inc.                                                                                    420               28,052
Cigna Corp.                                                                                      5,100              544,425
Dentsply International, Inc.                                                                       150                8,363
Edwards Lifesciences Corp. +                                                                       380               17,431
Eli Lilly & Co.                                                                                  2,396              134,943
Express Scripts, Inc. +                                                                         10,000              523,000
Guidant Corp.                                                                                    1,155               79,464
HCA, Inc.                                                                                        2,560              126,080
Health Net, Inc. +                                                                               1,820               70,616
Henry Schein, Inc. +                                                                               300               12,951
Humana, Inc. +                                                                                   1,800               71,730
Johnson & Johnson                                                                                6,006              384,144
Manor Care, Inc.                                                                                   460               17,462
Medco Health Solutions, Inc.+                                                                    5,000              242,200
Medtronic, Inc.                                                                                  2,670              144,020
Merck & Co., Inc.                                                                               13,143              408,222
Mylan Laboratories, Inc.                                                                           262                4,548
PacifiCare Health Systems, Inc. +                                                                5,000              381,000
Pfizer, Inc.                                                                                    20,763              550,220
Renal Care Group, Inc. +                                                                           150                7,043
Stryker Corp.                                                                                      600               32,454
UnitedHealth Group, Inc.                                                                         4,698              245,705
Watson Pharmaceuticals, Inc. +                                                                     100                3,340
Wyeth                                                                                            3,630              166,072
                                                                                                       ---------------------

                                                                                                                  5,120,978
                                                                                                       ---------------------



INFORMATION SERVICES - 2.33%
Alltel Corp.                                                                                     5,377            $ 357,571
AT&T Corp.                                                                                       1,715               33,957
BellSouth Corp.                                                                                  5,680              156,768
Dobson Communications Corp. +                                                                   15,700              110,685
Nextel Communications, Inc. - Class A +                                                          4,598              160,010
PowerwaveTechnologies, Inc. +                                                                    5,100               58,497
Sprint Corp.                                                                                    11,000              295,900
Verizon Communications, Inc.                                                                     5,888              201,546
                                                                                                       ---------------------

                                                                                                                  1,374,934
                                                                                                       ---------------------

INTERNET - 1.67%
Cisco Systems, Inc. +                                                                           14,057              269,192
E*Trade Financial Corp. +                                                                       15,700              243,507
eBay, Inc. +                                                                                     6,840              285,775
VeriSign, Inc. +                                                                                 1,400               36,834
Yahoo!, Inc. +                                                                                   4,520              150,697
                                                                                                       ---------------------

                                                                                                                    986,005
                                                                                                       ---------------------

RETAIL - 4.77%
American Eagle Outfitters                                                                       10,000              329,500
Autonation, Inc. +                                                                                 234                5,052
Bed Bath & Beyond, Inc. +                                                                          200                9,180
Best Buy Co., Inc.                                                                                 304               23,286
Costco Wholesale Corp.                                                                             660               30,340
CVS Corp.                                                                                          544               16,880
Dillard's, Inc. - Class A                                                                        4,671              106,779
Gap, Inc.                                                                                        1,912               40,362
Home Depot, Inc.                                                                                 1,520               66,135
Kroger Co. +                                                                                     4,810               95,479
Lowe's Cos., Inc.                                                                                1,134               75,093
Office Depot, Inc. +                                                                               100                2,838
RadioShack Corp.                                                                                   300                7,041
Saks, Inc. +                                                                                       380                8,064
Sears Holdings Corp. +                                                                           5,500              848,265
Target Corp.                                                                                     1,198               70,382
Urban Outfitters, Inc. +                                                                         5,000              303,550
Wal-Mart Stores, Inc.                                                                           14,266              704,027
Walgreen Co.                                                                                     1,525               72,986
                                                                                                       ---------------------

                                                                                                                  2,815,239
                                                                                                       ---------------------



TECHNOLOGY - 6.65%
Agilent Technologies, Inc. +                                                                     5,105            $ 133,955
Analog Devices, Inc.                                                                             5,200              203,840
Apple Computer, Inc. +                                                                          10,000              426,500
Applied Materials, Inc.                                                                          3,630               67,010
Autodesk, Inc. +                                                                                10,000              341,900
Dell, Inc. +                                                                                     4,691              189,845
Harris Corp.                                                                                    10,000              370,700
IBM                                                                                              3,422              285,600
Integrated Circuit Systems, Inc. +                                                                 210                4,595
Intel Corp.                                                                                     10,874              295,120
KLA-Tencor Corp.                                                                                   200               10,340
Linear Technology Corp.                                                                          1,361               52,888
Microsoft Corp.                                                                                 30,146              772,039
Oracle Corp. +                                                                                   5,181               70,358
Photronics, Inc. +                                                                                 100                2,684
Qualcomm, Inc.                                                                                   4,688              185,129
Seagate Technology                                                                              10,000              193,700
Symantec Corp. +                                                                                 4,001               87,902
Texas Instruments, Inc.                                                                          5,615              178,332
Xerox Corp. +                                                                                    1,745               23,051
Xilinx, Inc.                                                                                     1,000               28,350
                                                                                                       ---------------------

                                                                                                                  3,923,838
                                                                                                       ---------------------

TRANSPORTATION - 1.53%
CNF, Inc.                                                                                        5,000              257,950
CSX Corp.                                                                                        5,000              227,700
Ryder Systems, Inc.                                                                              1,139               44,410
Union Pacific Corp.                                                                              5,000              351,550
United Parcel Service, Inc. - Class B                                                              300               21,891
                                                                                                       ---------------------

                                                                                                                    903,501
                                                                                                       ---------------------

UTILITIES - 2.82%
AES Corp. +                                                                                      5,000               80,250
Allegheny Energy, Inc. +                                                                         7,200              205,200
American Electric Power Co., Inc.                                                                3,550              137,385
CMS Energy Corp. +                                                                               5,060               80,150
Edison International                                                                             5,000              204,400
PPL Corp.                                                                                           93                5,727
TXU Corp.                                                                                       10,987              951,914
                                                                                                       ---------------------

                                                                                                                  1,665,026
                                                                                                       ---------------------
TOTAL COMMON STOCK
         (COST $34,611,812)                                                                                      42,719,761
                                                                                                       ---------------------

RIGHTS - 0.00%
Seagate ^ + (Cost $0)                                                                              300                    -
                                                                                                       ---------------------

WARRANTS - 0.00%
MascoTech ^ +                                                                                      200                    -
Tokheim Corp. +                                                                                    500                    1
                                                                                                       ---------------------
TOTAL WARRANTS
         (COST $8,109)                                                                                                    1
                                                                                                       ---------------------



                                                              INTEREST       MATURITY           PAR            MARKET
                                                                RATE           DATE            VALUE           VALUE
---------------------------------------------------------------------------------------------------------------------------------

US TREASURY SECURITIES - 23.88%
Treasury Bond                                                  1.500%        3/31/06         $ 250,000            $ 246,289
Treasury Bond                                                  2.750%        6/30/06         1,500,000            1,485,000
Treasury Bond                                                  5.500%        5/15/09           250,000              262,344
Treasury Bond                                                  4.250%        8/15/13         1,000,000            1,001,719
Treasury Bond                                                  4.750%        5/15/14         3,000,000            3,105,938
Treasury Bond                                                  4.250%        8/15/14         3,000,000            2,994,844
Treasury Bond                                                  4.125%        5/15/15         1,500,000            1,481,484
Treasury Bond                                                  9.250%        2/15/16         1,000,000            1,411,250
Treasury Bond                                                  8.750%        5/15/17         1,500,000            2,095,312
                                                                                                         -------------------
           TOTAL US TREASURY SECURITIES
                  (COST $13,722,560)                                                                             14,084,180
                                                                                                         -------------------

REPURCHASE AGREEMENT - 3.22%
           JPMORGAN CHASE BANK, N.A.
               Dated 7/29/05, 2.500%, principal and interest in the amount of $1,902,396 due 8/1/05, collaterized by US Treasury Securities, par value of $3,894,000
               due 2/15/16 and 2/15/24 with a value of $1,940,149                                                 1,902,000
                                                                                                         -------------------

           TOTAL REPURCHASE AGREEMENT
                  (COST $1,902,000)                                                                               1,902,000
                                                                                                         -------------------

------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.52%
                  (COST $50,244,481)*                                                                          $ 58,705,942
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.48%                                                                       280,429
                                                                                                         -------------------
NET ASSETS - 100.00%                                                                                           $ 58,986,371
                                                                                                         ===================

------------------------------------------------------------------------------------------------------------------------------------

+ Non-income producing security.
^ Security fair valued in good faith under procedures established by and under the general supervision of the Fund's Board of
  Directors.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:
            Gross Unrealized Appreciation                                                             $9,459,990
            Gross Unrealized Depreciation                                                               (998,529)
                                                                                                -----------------
            Net Unrealized Appreciation (Depreciation)                                                $8,461,461
                                                                                                =================


Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ISI Strategy Fund, Inc.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 26, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 26, 2005
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:    September 26, 2005
         __________________________